4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments consist of the following:

	September 30, 2012	December 31, 2011
Cash at bank and in hand	$6,606,932	$10,579,061
Cash equivalent investments	—	3,933,137
Short-term investments	—	4,916,421
	$6,606,932	$19,428,619